Financial Assets Pledged as Collateral (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Financial Assets Pledged as Collateral
The Financial Assets Pledged as Collateral valuated in accordance with their underlying asset for the years under analysis are detailed below:

	12.31.19	12.31.18
Deposits as Collateral	4,025,086	5,635,649
Special Accounts as Collateral—Argentine Central Bank	7,525,500	7,981,085
Forward Purchases of Monetary Regulatory Instruments	—	82,663
Others	—	2,941,411

Total	11,550,586	16,640,808